SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Jane K. Carten
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1701

Date of fiscal year end: May 31, 2023
Date of reporting period: May 31, 2023

Item 1. Report to Shareowners

Performance Summary
(unaudited)

May 31, 2023
Annual Report
As of May 31, 2023
As of June 30, 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The
Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may affect performance.
Institutional Shares of the Amana Income, Growth, and Developing
World Funds began operations September 25, 2013 .
The Amana Participation Fund began operations September 28, 2015 .
A note about risk: Please see the Notes to Financial Statements beginning on page 37 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
1
By regulation, expense ratios shown in this table are as stated in the
Funds’ most recent prospectus which is dated September 30, 2022, and incorporates results for the fiscal year ended May 31, 2022 .
Ratios presented for Amana Growth have been restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on December 1, 2020. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, this page shows performance as of the most recent calendar quarter-end in addition to performance through the Funds' most recent fiscal period.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
125
Income Fund Investor Shares ( AMANX ) 4.35% 11.38% 10.22% 9.63% 8.34% 1.01%
150
Income Fund Institutional Shares ( AMINX ) 4.61% 11.63% 10.47% n/a n/a 0.77%
225
Growth Fund Investor Shares ( AMAGX ) 6.83% 14.71% 15.08% 14.14% 10.90% 0.91%
250
Growth Fund Institutional Shares ( AMIGX ) 7.09% 14.98% 15.36% n/a n/a 0.64%
325
Developing World Fund Investor Shares ( AMDWX ) -0.25% 7.35% 3.72% 1.15% n/a 1.21%
350
Developing World Fund Institutional Shares ( AMIDX ) -0.12% 7.56% 3.91% n/a n/a 0.99%
425
Participation Fund Investor Shares ( AMAPX ) -0.26% 0.21% 1.82% n/a n/a 0.80%
450
Participation Fund Institutional Shares ( AMIPX ) 0.09% 0.46% 2.09% n/a n/a 0.56%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
125
Income Fund Investor Shares ( AMANX ) 17.48% 13.24% 11.75% 10.56% 9.28% 1.01%
150
Income Fund Institutional Shares ( AMINX ) 17.78% 13.50% 12.00% n/a n/a 0.77%
225
Growth Fund Investor Shares ( AMAGX ) 21.81% 15.42% 16.44% 15.07% 11.82% 0.91%
250
Growth Fund Institutional Shares ( AMIGX ) 22.10% 15.70% 16.71% n/a n/a 0.64%
325
Developing World Fund Investor Shares ( AMDWX ) 10.49% 6.19% 4.93% 1.83% n/a 1.21%
350
Developing World Fund Institutional Shares ( AMIDX ) 10.77% 6.43% 5.13% n/a n/a 0.99%
425
Participation Fund Investor Shares ( AMAPX ) 0.14% -0.15% 1.76% n/a n/a 0.80%
450
Participation Fund Institutional Shares ( AMIPX ) 0.39% 0.07% 1.98% n/a n/a 0.56%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 1-888-732-6262 or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
July 21, 2023
(unaudited)
May 31, 2023
Annual Report
3
Securities markets provided positive returns during the fiscal year ended May 31, 2023, although figures varied widely depending on the index. There were also major changes in sentiment over the course of the year. The total return for the S&P 500 Index was 2.92%, while the technology-heavy NASDAQ 100 Index appreciated 13.77%. European markets, supported by higher dividend yields, returned 4.82%, as measured by the STOXX Europe
600 Index. Reflecting conditions in the Amana Funds’ equity universe, the Dow Jones Islamic
Market World Index gained 4.43%. Conditions remained difficult for developing markets, with the MSCI Emerging Markets Index shedding -8.49%. Islamic fixed-income markets were weak, with the FTSE IdealRatings Sukuk Index returning 0.97%. Demonstrating the variable market environment, the S&P 500 Index appreciated 9.65% year-to-date as of May 31, 2023, after sinking through much of the previous summer and early autumn in reaction to the
Federal Reserve’s aggressive program of interest rate increases.
The Amana Fund portfolios performed respectably compared to these indices. The Amana
Growth Fund Investor Shares gained 6.83%, Amana Income Fund Investor Shares gained
4.35%, Amana Developing World Fund Investor Shares fell -0.25%, and Amana Participation
Fund Investor Shares fell -0.26% for the fiscal year. As expected, lower expenses allowed the Institutional Shares of each Fund to post slightly better returns: Amana Growth 7.09%,
Amana Income 4.61%, Amana Developing World -0.12%, and Amana Participation 0.09%.
The proportion of Amana Funds Institutional shareowner assets, which surpassed 50% last year of the Amana Mutual Funds Trust total net assets, continues to grow.
The Amana Funds’ investment philosophy follows Islamic principles, which preclude most investments in banking and finance. We favor companies with good sustainability factors, low debt levels, and strong balance sheets. In volatile and troubled times, these solid principles have repeatedly proven their value.
Does Something More Need to Break?
A major repercussion of the Fed’s rate program was the collapse of three US banks that failed to appropriately manage their risk profiles. Silicon Valley Bank, Signature Bank, and
First Republic Bank each succumbed to a mismatch between assets and liabilities that became fatal as US Treasury assets declined in value due to the rising rate environment.
Overseas, UBS assumed control of Credit Suisse, the Switzerland-headquartered global investment bank and financial services firm, which was also on the brink of failure. The
Amana Mutual Funds do not invest in traditional finance activities; however, bank failures can resonate throughout the economy. Some observers are of the view that other industries and companies may be at risk, especially in the commercial property sector which not only suffers from higher rates, but also from the lingering effects of the pandemic as demonstrated with the rise of remote work and reduced commercial property occupancy rates.
Amana Mutual Funds Trust Welcomes New Trustee
The Amana Mutual Funds Trust welcomed Firas J. Barzinji, JD, MBA, to the board as an
Independent Trustee in June 2022. Mr. Barzinji serves as General Counsel with Sterling
Management Group, Inc. and the Director and Chief Compliance Officer of Sterling Advisory
Services, Inc.

(unaudited)

May 31, 2023
Annual Report
Stars, Globes, and Trophies
As experienced investors, we know that gains or losses
over a short interval tell an incomplete story compared
to performance evaluated over a lengthier time span,
even during times of uncertainty. We take comfort
along with our shareowners in the accolades bestowed
by fund industry media watchdogs like Morningstar
and U.S. News & World Report.
Morningstar rated Amana Growth Fund and Amana
Participation Fund with 5 Stars and the Amana
Developing World Fund with 4 stars, all based on
overall performance, as of May 31, 2023. Additionally,
Amana Growth Fund was rated 5 stars, and Amana
Developing World and Amana Participation Funds each
were rated 4 Stars for the three-year period ended May
31, 2023. Amana Developing World, Amana Growth,
and Amana Participation Funds each earned a 5 Star
rating for the five-year period ended May 31, 2023,
while Amana Income Fund earned a 4 Star rating for
the five-year period ended May 31, 2023. Please refer to
"Morningstar Ratings" on page 6 for more details.
Amana Growth Fund earned "High" (5-Globe), and
Amana Developing World and Amana Income Funds
earned “Above Average” (4-Globe) Sustainability Ratings
from Morningstar as of April 30, 2023 (see pages 6 and
7).
U.S. News & World Report recognized Amana Growth
Fund as the number one Large Growth Fund as of
September 30, 2022. U.S. News & World Report’s
rankings are particularly meaningful as they aggregate
several agencies’ ratings into their analysis: Morningstar,
Lipper, Zacks, CFRA, and TheStreet.
1
Going Forward
Market observers could be forgiven for thinking that
the yet-to-be-realized recession, which was assumed to
be an inevitable consequence of the Fed’s aggressive
rate tightening in the wake of high post-pandemic
inflation, may not arrive. Economists are generally a
sunny lot, rarely forecasting downturns in advance of
their arrival. For 2023, however, consensus strongly
favored a global recession.
2
In the first half of the year,
European economies have certainly been weak, while
the removal of China’s COVID-19 restrictions released
a burst of activity that subsequently cooled to the
point of spurring officials to take stimulative measures.
Meanwhile, Japan has demonstrated surprising
strength, while the US economy soldiers on with first
quarter GDP growth of 2.0%, the addition of 339,000
new jobs in May, and an unemployment rate of 3.7%.
3
So what happens now?
We believe one cannot dismiss the possibility of future
economic contraction based on it not having yet
arrived. Inflation remains elevated and earlier hopes
of a Fed “pivot” have evaporated. Indeed, the Federal
Reserve has indicated the possibility of two additional
rate hikes by the end of 2023, following the June pause.
Higher for longer in terms of inflation and interest rates
does not bode well for growth. And what of that genie
of economic prognostication, the yield curve? While
boasting an impressive record of predictive success, it
provides little guidance regarding timing. A general rule
of thumb looks for a recession to begin within a year of
the curve inverting, although the lag has been as great
as two years. Disconcertingly, the 2Y/10Y curve inverted
almost exactly a year ago, while the Cleveland Fed
currently estimates the probability of recession within
one year at 79%.
4
What this means for stock market returns remains
anyone’s guess, but activity this year indicates that
bad economic news may be interpreted as good stock
market news if investors believe lower rates are just
around the bend. Valuations may prove problematic
for the architects of 2023’s index gains, but most stocks
have performed meekly. It may be that investors have
already discounted the risks of lower earnings for
companies not involved in Artificial Intelligence (AI),
creating an opportunity for the first half wallflowers to
move to the center of the dance floor.
Strong Management Matters
Amana Mutual Funds embody basic principles of sound
finance: good governance, transparency, fairness, and
risk sharing. The Trustees are active governors, taking
seriously their responsibilities to shareowners. Saturna
staff work globally, based in offices in Bellingham
(Washington), Henderson (Nevada), and Kuala Lumpur
(Malaysia) to better serve you.
For more information, please visit www.amanafunds.
com or call 1-888/73-AMANA. We thank you for
investing with us.

(unaudited)
May 31, 2023
Annual Report
5
Respectfully,
1
The U.S. News Mutual Fund Score is produced using an equal
weighting of the overall ratings provided by their data sources, including Morningstar, Lipper, Zacks, CFRA, and TheStreet. Individual
fund rating systems are normalized to a 100-point scale based on point totals assigned to individual scoring systems. For Morningstar's and
CFRA's five-Star ranking and Zacks' five-point scale, each star or point awarded would receive 20 points. In TheStreet's A-to-E scale, a highly rated "A" fund would receive 100 points, while a low-rated "E" would receive 20 points. The five Lipper Leader categories are each worth a total of 20 points, giving 4 points to each 1-to-5 point scale assigned to each section of the Lipper rankings. The U.S. News score is calculated by dividing total points awarded according to the above system by the number of data sources (five). The combined U.S. News Mutual Fund
Score ranks funds numerically based on this score. Funds with identical scores to one decimal place are awarded the same numerical ranking.
The Amana Growth Fund was ranked first among 1,174 Large Growth
Funds, scoring 9.4 out of 10, for the one-year period ended September
30, 2022.
2
“Chief Economists Say Global Recession Likely In 2023, But Pressures
On Food, Energy and Inflation May Be Peaking.” World Economic
Forum. January 16, 2023. https://www.weforum.org/press/2023/01/
chief-economists-say-global-recession-likely-in-2023-but-cost-of-
living-crisis-close-to-peaking/
3
“The Employment Situation – June 2023.” Bureau of Labor Statistics.
July 7, 2023. https://www.bls.gov/news.release/pdf/empsit.pdf
4
“Yield Curve and Predicted GDP Growth.” Federal Reserve Bank
of Cleveland. June 2023. https://www.clevelandfed.org/en/
indicators-and-data/yield-curve-and-predicted-gdp-growth
Nicholas Kaiser, M. Yaqub Mirza,
President Independent Board Chairman

May 31, 2023
Annual Report
Morningstar Ratings
(as of May 31, 2023)
(unaudited)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2023 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of May 31, 2023 and June 30,
2023. The Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of April 30, 2023. The Morningstar
Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s
Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar
Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability
Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The
Morningstar Sustainability Rating is then assigned to all scored funds within
Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe. A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a
Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates.
Morningstar updates its Sustainability Ratings monthly. Portfolios receive a
Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics’
ESG scores from the same month as the portfolio as-of date.
The Fund’s portfolios are actively managed and subject to change, which may result in a different Morningstar Sustainability Score and Rating each month.
Amana Income Fund was rated on 97% of Assets Under Management. Amana Growth
Fund and Amana Developing World Fund were each rated 100% of Assets Under
Management. Amana Participation Fund was rated 79% of Assets Under Management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall Sustainability Rating™
B
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a

 
n/a

% Rank in Category 13 66 41 80 70 n/a 24
Institutional Shares (AMINX) n/a
 
☆☆☆
n/a

% Rank in Category 11 61 35 74 65 n/a 24
Number of Funds in Category 1,421 1,281 1,178 874 662 1,281 3,502
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 46 3 4 15 20 n/a 5
Institutional Shares (AMIGX) n/a
 
☆☆☆☆☆
n/a

% Rank in Category 43 2 4 13 17 n/a 5
Number of Funds in Category 1,222 1,117 1,035 794 580 1,117 1,556
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 11 23 6 67 n/a n/a 39
Institutional Shares (AMIDX) n/a
 
☆☆☆☆
n/a

% Rank in Category 10 22 5 60 n/a n/a 39
Number of Funds in Category 827 734 656 389 187 734 1,774
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 36 17 13 n/a n/a n/a 37
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 29 12 10 n/a n/a n/a 37
Number of Funds in Category 256 230 210 98 48 230 864

May 31, 2023
Annual Report

Morningstar Ratings
(as of June 30, 2023)
(unaudited)
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the institutional shares and reflect the historical performance of the investor shares, adjusted to reflect the fees and expenses of the institutional shares.
Morningstar Carbon Metrics
(as of April 30, 2023)
Morningstar carbon metrics are asset-weighted portfolio calculations based on their
Sustainalytics subsidiary's carbon-risk research. Based on two of these metrics –
Carbon Risk Score and Fossil Fund Involvement % – funds may receive the Low Carbon designation, which allows investors to easily identify low-carbon funds within the global universe.
The portfolio Carbon Risk Score is a number between 0 and 100 (a lower score is better).
A portfolio's Carbon Risk Score is the asset-weighted sum of the carbon risk scores of its holdings, averaged over the trailing 12 months. The carbon risk of a company is
Sustainalytics' evaluation of the degree to which a firm's activities and products are aligned with the transition to a low-carbon economy. The assessment includes carbon intensity, fossil fuel involvement, stranded assets exposure, mitigation strategies, and green product solutions.
Fossil Fuel Involvement % is the portfolio's asset-weighted percentage exposure to fossil fuels, averaged over the trailing 12 months. Companies with fossil fuel involvement are defined as those in the following subindustries: Thermal Coal Extraction, Thermal Coal
Power Generation, Oil & Gas Production, Oil & Gas Power Generation, and Oil & Gas
Products & Services.
To receive the Low Carbon designation a fund must have a Carbon Risk Score below
10 and a Fossil Fuel Involvement % of less than 7% of assets. For these metrics to be calculated, at least 67% of a portfolio's assets must be covered by Sustainalytics company carbon-risk research. All Morningstar carbon metrics are calculated quarterly.
Amana Income Fund was rated on 93%, Amana Growth Fund was rated on 90%, and
Amana Developing World Fund was rated on 82% of assets under management.
As of April 30, 2023, the Amana Income, Amana Growth, and Amana Developing World
Funds had not received a 12 month average fossil fuel exposure rating.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 58 65 35 79 72 n/a
Institutional Shares (AMINX) n/a
 
☆☆☆
n/a

% Rank in Category 55 60 27 74 69 n/a
Number of Funds in Category 1,424 1,280 1,175 872 660 1,280
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 59 2 4 14 22 n/a
Institutional Shares (AMIGX) n/a
 
☆☆☆☆☆
n/a

% Rank in Category 57 2 3 12 18 n/a
Number of Funds in Category 1,219 1,117 1,032 791 582 1,117
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 18 27 10 80 n/a n/a
Institutional Shares (AMIDX) n/a
 
☆☆☆
n/a

% Rank in Category 17 26 8 74 n/a n/a
Number of Funds in Category 816 723 646 385 187 723
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 98 16 26 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 97 13 17 n/a n/a n/a
Number of Funds in Category 257 234 211 101 48 234
Amana Income Fund Amana Growth Fund Amana Developing World Fund

Amana Income Fund:
Performance Summary
(unaudited)
8
May 31, 2023
Annual Report
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $25,076 versus
$31,034 in the Index. Investor Shares are used in this chart because they have a longer track record. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares ( AMANX ) 4.35% 10.22% 9.63% 1.01%
Institutional Shares ( AMINX )
2
4.61% 10.47% n/a 0.77%
S&P 500 Index 2.92% 11.01% 11.98% n/a
1
Expense ratios shown in this table have been restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on
December 1, 2020. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.
2
Institutional Shares of the Amana Income Fund began operations September 25, 2013.
Eli Lilly 11.9%
Microsoft 8.3%
Rockwell Automation 5.3%
Taiwan Semiconductor ADR 5.2%
Illinois Tool Works 4.2%
Genuine Parts 3.6%
W.W. Grainger 3.3%
Honeywell International 3.2%
PPG Industries 3.2%
McCormick & Co 3.0%

May 31, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Amana Income Fund
Fiscal Year 2023
For the fiscal year ended May 31, 2023 , Amana Income Fund Investor Shares had a total return of 4.35%, compared to 1.16% the year before.
The Institutional Shares of the Fund returned 4.61%, compared to 1.40% the year before. The S&P 500 Index returned 2.92% over the 2023 fiscal year.
In pursuit of its objective of current income, the Amana Income Fund distributed qualified income amounts of $0.55 per share (Investor
Shares) and $0.74 per share (Institutional Shares) during the fiscal year. The expense ratio for the Investor Shares went up slightly to 1.02%, while the Institutional Shares’ expense were unchanged at 0.77% during the current year.
For the 10-year period ended May 31, 2023 , Investor Shares of the Fund provided an average annual return of 9.63%. Since the Fund’s inception in 1986, the Investor Shares provided an average annual compounded return of 8.85%. The Fund’s portfolio turnover ratio was 8%
for the fiscal year — among the lowest in the category — consistent with the overall strategy of investing in dividend-paying companies with a focus on the long-term.
Factors Affecting Past Performance
Rising interest rates exerted a significant impact on the markets. Firstly, the divergence between higher rates in the US compared to other developed economies bolstered the strength of the US dollar. Secondly, high-growth industries experienced a contraction in their earnings multiples. The increased opportunity cost of investing in these industries compelled companies to respond by implementing aggressive cost-
cutting measures and layoffs. Lastly, higher interest rates posed a threat to the balance sheets of several medium-sized financial institutions, including Silicon Valley Bank. These strains have triggered additional job cuts within the banking industry and a tightening of credit for borrowers.
The Amana Income Fund’s holdings generally steered clear of these issues. The Fund’s strongest fiscal year returns came from key holdings such as Eli Lilly, Rockwell Automation, and Microsoft. The Fund’s weakest performers were industrial manufacturer Stanley Black & Decker, 3M, and biopharma company Glaxo SmithKline.
Looking Forward
Investors remain anxious about the Fed’s challenge of managing a slowdown to curb inflation while avoiding an outright recession.
Nevertheless, stock markets displayed resilience in the latter half of the 2023 fiscal year, staging a notable recovery from the lows witnessed in autumn of 2022. We hope the Amana Income Fund will continue to provide solace, through the ownership of companies that we believe have robust competitive advantages, skilled management, and strong balance sheets that position them well to navigate economic headwinds and deliver strong performance.

Schedule of Investments
As of May 31, 2023
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2023
Annual Report
Continued on next page.
Common Stock - 91 .2 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 15,016,749 $ 56,891,260 3.6%
Consumer Staples
Household Products
Colgate-Palmolive 415,400 15,151,572 30,897,452 2.0%
Kimberly-Clark 230,000 13,960,736 30,884,400 2.0%
Procter & Gamble 150,000 18,133,904 21,375,000 1.3%
Unilever ADR 420,000 14,236,893 20,974,800 1.3%
61,483,105 104,131,652 6.6%
Packaged Food
McCormick & Co 559,288 13,161,835 47,947,760 3.0%
74,644,940 152,079,412 9.6%
Health Care
Biotech
Amgen 141,000 34,235,216 31,111,650 2.0%
Large Pharma
AbbVie 100,000 2,803,208 13,796,000 0.9%
Bristol-Myers Squibb 650,000 15,185,381 41,886,000 2.7%
Eli Lilly 435,000 14,843,937 186,815,100 11.9%
Johnson & Johnson 135,000 12,078,563 20,933,100 1.3%
Novartis ADR 275,400 14,323,946 26,507,250 1.7%
Pfizer 1,100,000 18,605,774 41,822,000 2.6%
77,840,809 331,759,450 21.1%
Medical Devices
Abbott Laboratories 350,000 8,392,885 35,700,000 2.2%
120,468,910 398,571,100 25.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 260,000 10,768,521 49,816,000 3.2%
Johnson Controls International 490,000 31,378,200 29,253,000 1.8%
42,146,721 79,069,000 5.0%
Courier Services
United Parcel Service, Class B 150,000 27,755,246 25,050,000 1.6%
Electrical Power Equipment
Eaton 80,000 12,960,659 14,072,000 0.9%
Industrial Distribution & Rental
W.W. Grainger 80,000 7,590,798 51,921,600 3.3%
Industrial Machinery
Illinois Tool Works 300,000 14,672,460 65,619,000 4.2%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 83,580,000 5.3%
Rail Freight
Canadian National Railway 384,000 8,600,818 43,288,320 2.7%
127,383,826 362,599,920 23.0%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 6,424,723 29,605,400 1.9%

Schedule of Investments
As of May 31, 2023
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
11
Common Stock - 91.2% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 130,000 $ 8,531,142 $ 45,975,800 2.9%
14,955,865 75,581,200 4.8%
Specialty Chemicals
3M 250,000 19,707,598 23,327,500 1.5%
PPG Industries 379,000 12,758,054 49,758,910 3.2%
32,465,652 73,086,410 4.7%
47,421,517 148,667,610 9.5%
Technology
Communications Equipment
Cisco Systems 640,000 29,213,900 31,788,800 2.0%
Consumer Electronics
Nintendo 700,000 34,379,317 29,641,823 1.9%
Infrastructure Software
Microsoft 400,000 7,953,170 131,356,000 8.3%
Semiconductor Devices
Texas Instruments 250,000 38,489,292 43,470,000 2.8%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 8,249,619 81,287,455 5.2%
118,285,298 317,544,078 20.2%
Total investments $503,221,240 $ 1,436,353,380 91.2%
Other assets (net of liabilities) 138,835,088 8.8%
Total net assets $ 1,575,188,468 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Annual Report
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $503,221,240) $ 1,436,353,380
Cash 135,282,500
Dividends receivable 4,504,522
Receivable for Fund shares sold 497,272
Prepaid expenses 34,321
Other assets 2,529
Total assets 1,576,674,524
Liabilities
Accrued advisory fees 1,009,289
Payable for Fund shares redeemed 253,074
Accrued 12b-1 distribution fees 161,151
Accrued retirement plan custody fee 26,820
Accrued audit expenses 14,530
Accrued trustee expenses 5,767
Accrued legal expenses 5,581
Accrued Chief Compliance Officer expenses 5,308
Accrued other operating expenses 4,536
Total liabilities 1,486,056
Net assets $1,575,188,468
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $613,507,503
Total distributable earnings 961,680,965
Net assets applicable to Fund shares outstanding $1,575,188,468
Net asset value per Investor Shares AMANX
Net assets, at value $747,787,449
Shares outstanding 13,047,609
Net asset value, offering and redemption price per
share $57.31
Net asset value per Institutional Shares AMINX
Net assets, at value $827,401,019
Shares outstanding 14,595,848
Net asset value, offering and redemption price per
share $56.69
Year ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $713,474) $ 31,142,898
Total investment income 31,142,898
Expenses
Investment adviser fees 11,376,612
12b-1 distribution fees 1,817,671
Custodian fees 66,887
Retirement plan custodial fees 59,858
125
Investor Shares 63
150
Institutional Shares 59,795
Filing and registration fees 58,342
Audit fees 43,080
Legal fees 29,454
Chief Compliance Officer expenses 27,172
Trustee fees 19,047
Other operating expenses 103,906
Total gross expenses 13,602,029
Less custodian fee credits (66,887)
Net expenses 13,535,142
Net investment income $17,607,756
Net realized gain from investments and foreign
currency $80,227,508
Net decrease in unrealized appreciation on
investments and foreign currency (30,365,532)
Net gain on investments 49,861,976
Net increase in net assets resulting from operations $67,469,732

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
13
Statements of Changes in Net Assets
Year ended May 31, 2023 Year ended May 31, 2022
Increase (Decrease) in net assets from operations
From operations
Net investment income $17,607,756 $16,768,051
Net realized gain on investments and foreign currency 80,227,508 86,498,012
Net decrease in unrealized appreciation on investments and foreign currency (30,365,532) (81,975,793)
Net increase in net assets 67,469,732 21,290,270
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares (55,985,474) (39,012,483)
150
Net dividend and distribution to shareholders - Institutional Shares (64,862,482) (42,119,427)
Total distributions (120,847,956) (81,131,910)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 52,799,494 63,205,053
150
Institutional Shares 119,146,187 195,808,033
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares 54,163,090 37,828,390
150
Institutional Shares 62,364,157 40,674,735
Cost of shares redeemed
125
Investor Shares (80,836,010) (169,927,539)
150
Institutional Shares (114,327,486) (117,623,925)
Total capital shares transactions 93,309,432 49,964,747
Total increase (decrease) in net assets 39,931,208 (9,876,893)
Net assets
Beginning of year 1,535,257,260 1,545,134,153
End of year $1,575,188,468 $1,535,257,260
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 925,903 1,013,224
Number of shares issued in reinvestment of dividends and distributions 958,643 584,713
Number of shares redeemed (1,416,491) (2,695,833)
Net increase (decrease) in number of shares outstanding 468,055 (1,097,896)
Institutional Shares (AMINX)
Number of shares sold 2,093,110 3,142,847
Number of shares issued in reinvestment of dividends and distributions 1,115,876 636,014
Number of shares redeemed (2,028,671) (1,892,271)
Net increase in number of shares outstanding 1,180,315 1,886,590
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
May 31, 2023
Annual Report
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $59.34 $61.52 $50.03 $48.32 $48.91
Income from investment operations
Net investment income
A
0.59 0.59 0.58 0.67 0.61
Net gains on securities (both realized and unrealized) 1.91 0.37 14.53 5.17 1.80
Total from investment operations 2.50 0.96 15.11 5.84 2.41
Less distributions
Dividends (from net investment income) (0.55) (0.55) (0.56) (0.66) (0.62)
Distributions (from capital gains) (3.98) (2.59) (3.06) (3.47) (2.38)
Total distributions (4.53) (3.14) (3.62) (4.13) (3.00)
Net asset value at end of year $57.31 $59.34 $61.52 $50.03 $48.32
Total Return 4.35% 1.16% 30.87% 11.77% 5.35%
Ratios / supplemental data
Net assets ($000), end of year $747,787 $746,534 $841,439 $735,565 $805,610
Ratio of expenses to average net assets
Before custodian fee credits 1.02% 1.01% 1.04% 1.06% 1.11%
After  custodian fee credits 1.02% 1.01% 1.04% 1.06% 1.10%
Ratio of net investment income after custodian fee credits to average net assets 1.03% 0.94% 1.03% 1.31% 1.22%
Portfolio turnover rate 8% 5% 5% 0% 1%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $58.79 $61.04 $49.72 $48.12 $48.72
Income from investment operations
Net investment income
A
0.72 0.74 0.71 0.78 0.74
Net gains on securities (both realized and unrealized) 1.90 0.37 14.42 5.13 1.79
Total from investment operations 2.62 1.11 15.13 5.91 2.53
Less distributions
Dividends (from net investment income) (0.74) (0.77) (0.75) (0.84) (0.75)
Distributions (from capital gains) (3.98) (2.59) (3.06) (3.47) (2.38)
Total distributions (4.72) (3.36) (3.81) (4.31) (3.13)
Net asset value at end of year $56.69 $58.79 $61.04 $49.72 $48.12
Total Return 4.61% 1.40% 31.14% 11.96% 5.63%
Ratios / supplemental data
Net assets ($000), end of year $827,401 $788,724 $703,695 $533,239 $472,724
Ratio of expenses to average net assets
Before custodian fee credits 0.78% 0.77% 0.80% 0.83% 0.87%
After  custodian fee credits 0.77% 0.77% 0.79% 0.82% 0.86%
Ratio of net investment income after custodian fee credits to average net assets 1.27% 1.19% 1.27% 1.55% 1.47%
Portfolio turnover rate 8% 5% 5% 0% 1%
A
Calculated using average shares outstanding

May 31, 2023
Annual Report

Amana Growth Fund:
Performance Summary
(unaudited)
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $37,522 versus $31,034 in the Index. Investor Shares are used in this chart because they represent the larger share class in terms of assets and have a longer track record.
Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares 6.83% 15.08% 14.14% 0.91%
Institutional Shares
2
7.09% 15.36% n/a 0.64%
S&P 500 Index
2.92% 11.01% 11.98% n/a
1
Expense ratios shown in this table have been restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on
December 1, 2020. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.
2
Institutional Shares of the Amana Growth Fund began operations September 25, 2013.
Apple 9.2%
ASML Holding NY 5.8%
Novo Nordisk ADR 4.2%
Eli Lilly 3.9%
Adobe 3.5%
Intuit 3.1%
Taiwan Semiconductor ADR 3.1%
Advanced Micro Devices 2.9%
Church & Dwight 2.8%
Agilent Technologies 2.7%

Discussion of Fund Performance
(unaudited)
Amana Growth Fund
16
May 31, 2023
Annual Report
Fiscal Year 2023
For the fiscal year ended May 31, 2023 , the Investor Shares of the Amana Growth Fund returned 6.83% (versus -0.62% the year before).
Reflecting its lower expense structure, the Institutional Shares returned 7.09% for the year. Both share classes were well ahead of the broad
S&P 500 Index, which gained 2.92%.
While income is not an investment objective, the Amana Growth Fund paid a qualified income dividend at $0.10 per Investor Share and
$0.25 per Institutional Share. All shareowners received a capital gain distribution of $1.99 per share. During the fiscal year, the expense ratio remained unchanged at 0.91% for Investor Shares and 0.66% for Institutional Shares. The Fund's total net assets increased 20.48% during the fiscal year.
For the 15-year period ended May 31, 2023 , the Investor Shares of the Amana Growth Fund provided an average annual total return of
10.90%. Since the Fund's inception on February 3, 1994, the Investor Shares provided an average annual total return of 11.48%.
Factors Affecting Past Performance
Featuring significant volatility, markets trended downward from the start of June through the middle of October, which marked the low for
2022. Subsequently, a handful of mega-capitalization technology stocks, especially those with exposure to Artificial Intelligence (AI), drove market indexes significantly higher, particularly those with a growth focus. While the Amana Growth Fund owns several of these stocks, including Apple, Microsoft, and Alphabet, our exposure remains well below the stocks’ weight in growth indexes. However, our technology sector exposure stands above that of the S&P 500 Index, allowing the Fund to outperform that benchmark. Strong performance from pharmaceutical companies also contributed to the Fund’s performance.
Looking Forward
US economic resilience has raised hopes that a recession can be avoided. We believe one cannot dismiss the possibility of future economic contraction based on it not having yet arrived. Inflation remains elevated and the Federal Reserve has indicated two additional rate hikes by year end following the June pause. Higher rates for longer periods in terms of inflation and interest rates does not bode well for growth. And what of that genie of economic prognostication, the yield curve? While boasting an impressive record of predictive success, it provides little guidance regarding timing. A general rule of thumb looks for a recession to begin within a year of the curve inverting, although the lag has been as great as two years in the past. Disconcertingly, the 2Y/10Y curve inverted for good almost exactly a year ago.

Schedule of Investments
As of May 31, 2023
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
17
Continued on next page.
Common Stock - 92 .9 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
726,000 $ 81,174,585 $ 89,203,620 2.3%
Consumer Discretionary
Automotive Retailers
AutoZone 29,000 71,496,038 69,218,360 1.8%
Home Products Stores
Lowe's 400,000 8,620,300 80,452,000 2.1%
Specialty Apparel Stores
Lululemon Athletica
1
205,000 67,300,470 68,045,650 1.8%
TJX Companies 1,150,000 12,679,185 88,308,500 2.3%
79,979,655 156,354,150 4.1%
160,095,993 306,024,510 8.0%
Consumer Staples
Household Products
Church & Dwight 1,171,300 20,995,228 108,286,685 2.8%
Estee Lauder, Class A 458,594 16,624,230 84,395,054 2.2%
37,619,458 192,681,739 5.0%
Health Care
Biotech
Amgen 352,750 18,236,637 77,834,288 2.0%
Large Pharma
AstraZeneca ADR 1,020,000 69,184,692 74,541,600 2.0%
Eli Lilly 348,700 11,964,836 149,752,702 3.9%
Johnson & Johnson 379,750 23,137,374 58,884,035 1.5%
Merck & Co 640,000 68,188,486 70,662,400 1.9%
Novo Nordisk ADR 1,001,600 7,663,670 160,716,736 4.2%
180,139,058 514,557,473 13.5%
Life Science Equipment
Agilent Technologies 900,000 16,302,137 104,103,000 2.7%
IDEXX Laboratories 75,000 36,654,064 34,857,750 0.9%
52,956,201 138,960,750 3.6%
Managed Care
Elevance Health 150,000 71,638,065 67,173,000 1.8%
Medical Devices
Stryker 300,000 15,657,168 82,674,000 2.2%
338,627,129 881,199,511 23.1%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,244,000 59,845,842 74,266,800 2.0%
Trane 400,000 66,621,870 65,292,000 1.7%
126,467,712 139,558,800 3.7%
Industrial Distribution & Rental
Fastenal 633,000 7,613,244 34,087,050 0.9%
Measurement Instruments
Keysight Technologies
1
500,000 8,390,911 80,900,000 2.1%

Schedule of Investments
As of May 31, 2023
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
18
May 31, 2023
Annual Report
Common Stock - 92.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Measurement Instruments (continued)
Trimble
1
1,500,000 $ 15,966,794 $ 70,005,000 1.8%
24,357,705 150,905,000 3.9%
Metalworking Machinery
Lincoln Electric Holdings 307,000 6,707,264 52,085,620 1.4%
Rail Freight
Norfolk Southern 247,300 14,271,207 51,482,914 1.3%
Union Pacific 350,000 27,011,044 67,382,000 1.8%
41,282,251 118,864,914 3.1%
206,428,176 495,501,384 13.0%
Materials
Agricultural Chemicals
Corteva 1,280,000 73,522,734 68,467,200 1.8%
Technology
Application Software
Adobe
1
320,600 10,572,380 133,943,474 3.5%
Intuit 285,600 9,926,412 119,700,672 3.1%
20,498,792 253,644,146 6.6%
Communications Equipment
Apple 1,989,550 1,517,516 352,647,737 9.2%
Cisco Systems 1,500,000 26,759,130 74,505,000 2.0%
Motorola Solutions 310,000 79,705,054 87,395,200 2.3%
107,981,700 514,547,937 13.5%
Information Services
Gartner
1
179,900 6,185,085 61,680,514 1.6%
Infrastructure Software
Microsoft 285,000 74,094,047 93,591,150 2.4%
Oracle 737,200 21,467,457 78,098,968 2.0%
ServiceNow 123,000 57,783,986 67,007,940 1.8%
153,345,490 238,698,058 6.2%
Semiconductor Devices
Advanced Micro Devices
1
926,000 27,641,120 109,462,460 2.9%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 222,662,440 5.8%
Taiwan Semiconductor ADR 1,210,921 12,693,436 119,384,701 3.1%
23,631,080 342,047,141 8.9%
339,283,267 1,520,080,256 39.7%
Total investments $1,236,751,342 $ 3,553,158,220 92.9%
Other assets (net of liabilities) 271,280,317 7.1%
Total net assets $ 3,824,438,537 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
19
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $1,236,751,342) $ 3,553,158,220
Cash 267,335,357
Dividends receivable 4,542,493
Receivable for Fund shares sold 3,534,115
Prepaid expenses 62,465
Total assets 3,828,632,650
Liabilities
Accrued advisory fees 1,987,013
Payable for Fund shares redeemed 1,718,949
Accrued 12b-1 distribution fees 392,324
Accrued retirement plan custody fee 39,979
Accrued legal expenses 16,136
Accrued audit expenses 15,709
Accrued trustee expenses 9,785
Accrued Chief Compliance Officer expenses 9,642
Accrued other operating expenses 4,576
Total liabilities 4,194,113
Net assets $3,824,438,537
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $1,481,108,597
Total distributable earnings 2,343,329,940
Net assets applicable to Fund shares outstanding $3,824,438,537
Net asset value per Investor Shares AMAGX
Net assets, at value $1,865,384,741
Shares outstanding 29,912,205
Net asset value, offering and redemption price per
share $62.36
Net asset value per Institutional Shares AMIGX
Net assets, at value $1,959,053,796
Shares outstanding 31,238,403
Net asset value, offering and redemption price per
share $62.71
Year ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $1,071,237) $ 37,195,080
Total investment income 37,195,080
Expenses
Investment adviser fees 21,129,372
12b-1 distribution fees 4,225,979
Filing and registration fees 163,288
Custodian fees 134,294
ReFlow fees 101,930
Retirement plan custodial fees 89,819
225
Investor Shares 112
250
Institutional Shares 89,707
Audit fees 89,593
Legal fees 66,416
Chief Compliance Officer expenses 64,920
Trustee fees 54,574
Other operating expenses 233,584
Total gross expenses 26,353,769
Less custodian fee credits (134,294)
Net expenses 26,219,475
Net investment income $10,975,605
Net realized gain from investments $71,477,598
A
Net Increase in unrealized appreciation on investments 162,482,174
Net gain on investments 233,959,772
Net increase in net assets resulting from operations $244,935,377
A
Includes $19,090,563 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Annual Report
Statements of Changes in Net Assets
Year ended May 31, 2023 Year ended May 31, 2022
Increase in net assets from operations
From operations
Net investment income $10,975,605 $6,668,755
Net realized gain on investments 71,477,598 156,439,782
Net increase (decrease) in unrealized appreciation on investments 162,482,174 (212,645,392)
Net increase (decrease) in net assets 244,935,377 (49,536,855)
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares (58,195,925) (10,731,202)
250
Net dividend and distribution to shareholders - Institutional Shares (60,563,003) (12,600,454)
Total distributions (118,758,928) (23,331,656)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 270,694,426 369,297,243
250
Institutional Shares 651,089,637 596,315,727
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares 56,262,765 10,393,301
250
Institutional Shares 58,569,250 12,250,680
Cost of shares redeemed
225
Investor Shares (204,912,016) (404,487,360)
250
Institutional Shares (307,663,933) (363,120,682)
Total capital shares transactions 524,040,129 220,648,909
Total increase in net assets 650,216,578 147,780,398
Net assets
Beginning of year 3,174,221,959 3,026,441,561
End of year $3,824,438,537 $3,174,221,959
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 4,553,853 5,421,126
Number of shares issued in reinvestment of dividends and distributions 969,880 144,091
Number of shares redeemed (3,467,797) (6,077,316)
Net increase (decrease) in number of shares outstanding 2,055,936 (512,099)
Institutional Shares (AMIGX)
Number of shares sold 10,920,895 8,919,985
Number of shares issued in reinvestment of dividends and distributions 1,005,136 169,091
Number of shares redeemed (5,189,405) (5,581,408)
Net increase in number of shares outstanding 6,736,626 3,507,668
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
21
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $60.47 $61.17 $45.39 $39.31 $36.24
Income from investment operations
Net investment income
A
0.12 0.05 0.10 0.15 0.13
Net gains (losses) on securities (both realized and unrealized) 3.86 (0.37) 18.74 7.33 4.14
Total from investment operations 3.98 (0.32) 18.84 7.48 4.27
Less distributions
Dividends (from net investment income) (0.10) (0.05) (0.13) (0.16) (0.16)
Distributions (from capital gains) (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions (2.09) (0.38) (3.06) (1.40) (1.20)
Net asset value at end of year $62.36 $60.47 $61.17 $45.39 $39.31
Total Return 6.83% (0.62)% 42.16% 19.12% 12.28%
Ratios / supplemental data
Net assets ($000), end of year $1,865,385 $1,684,412 $1,735,349 $1,303,469 $1,263,423
Ratio of expenses to average net assets
Before custodian fee credits 0.91% 0.91% 0.96% 1.02% 1.08%
After  custodian fee credits 0.91% 0.90% 0.96% 1.02% 1.08%
Ratio of net investment income after custodian fee credits to average net assets 0.21% 0.09% 0.19% 0.36% 0.34%
Portfolio turnover rate 6% 3%
B
3%
B
0%
C
0%
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $60.80 $61.50 $45.60 $39.49 $36.37
Income from investment operations
Net investment income
A
0.27 0.22 0.24 0.28 0.23
Net gains (losses) on securities (both realized and unrealized) 3.88 (0.38) 18.84 7.34 4.15
Total from investment operations 4.15 (0.16) 19.08 7.62 4.38
Less distributions
Dividends (from net investment income) (0.25) (0.21) (0.25) (0.27) (0.22)
Distributions (from capital gains) (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions (2.24) (0.54) (3.18) (1.51) (1.26)
Net asset value at end of year $62.71 $60.80 $61.50 $45.60 $30.49
Total Return 7.09% (0.40)% 42.53% 19.39% 12.54%
Ratios / supplemental data
Net assets ($000), end of year $1,959,054 $1,489,810 $1,291,092 $859,154 $724,520
Ratio of expenses to average net assets
Before custodian fee credits 0.67% 0.64% 0.71% 0.79% 0.84%
After  custodian fee credits 0.66% 0.64% 0.71% 0.78% 0.84%
Ratio of net investment income after custodian fee credits to average net assets 0.46% 0.32% 0.43% 0.60% 0.58%
Portfolio turnover rate 6% 3%
B
3%
B
0%
C
0%
A
Calculated using average shares outstanding
B
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.
C
Amount is less than 0.5%

Amana Developing World Fund:
Performance Summary
(unaudited)
22
May 31, 2023
Annual Report
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Investor Shares of the Fund on May 31, 2013, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index.
The graph shows that an investment in Investor Shares of the Fund would have risen to $11,209 versus $12,067 in the Index. Investor Shares are used in this chart because they have a longer track record. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares ( AMDWX ) -0.25% 3.72% 1.15% 1.21%
Institutional Shares ( AMIDX )
2
-0.12% 3.91% n/a 0.99%
MSCI Emerging Markets Index
-8.49% -0.67% 1.90% n/a
1
Expense ratios shown in this table have been restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on
December 1, 2020. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.
2
Institutional Shares of the Amana Developing World Fund began operations September 25, 2013.
NVIDIA 3.8%
Samsung Electronics 3.2%
Delta Electronics 2.9%
Unicharm 2.9%
Saudi Telecom 2.9%
Advantech 2.9%
Ford Otomotiv Sanayi 2.9%
Samsung SDI 2.8%
Kimberly-Clark de Mexico, Class A 2.7%
Unilever ADR 2.7%

May 31, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Amana Developing World
Fiscal Year 2023
For the fiscal year ended May 31, 2023 , the Amana Developing World Fund Investor Shares returned -0.25%. Reflecting its lower expense structure, Amana Developing World Fund Institutional Shares returned -0.12% for the year. Both outperformed the MSCI Emerging Markets
Index, which fell -8.49%. For the five years ended May 31, the Investor Shares returned 3.72%, and Institutional Shares returned 3.91%, versus
-0.67% for the benchmark, and -0.26% for the Morningstar Diversified Emerging Markets category. At fiscal year ended May 31, 2023, Amana
Developing World Fund’s Morningstar Rating was 4 Stars Overall.
The Amana Developing World Fund’s gross expense ratio was 1.22% for the Investor Shares and 1.01% for the Institutional Shares. The Fund's
total net assets increased 20.37% during the fiscal year. The Fund continues to have a low turnover rate at 5.74%, consistent with our overall strategy of investing in companies with long-term growth potential.
Factors Affecting Past Performance
Fiscal year 2023 was a challenging year for many emerging markets. While dollar headwinds largely abated in 2023, emerging markets from Pakistan to Ghana faced debt crises brought on by higher interest rates. Although painful for their local populations, these debt crises were largely contained and quickly overshadowed by the shuttering of the Chinese economy due to the country’s “zero-Covid” policy. As the largest constituent of the MSCI Emerging Markets Index at 29.20%, the 16.58% drop in the MSCI China Index on May 31, 2023 weighed heavily on the benchmark. This served the Fund well, as we have focused on remaining substantially underweight in China due to myriad environmental, social, and governance (ESG) concerns.
2023 year-to-date also showed the dynamism of emerging markets. Countries such as Mexico, quick to recognize inflationary risks and nip them in the bud, were able to keep their economies growing, as seen by the MSCI Mexico Index 15.36% returns through May 31, 2023. India was another standout among the emerging market countries in 2023, with the country accounting for 14.34% of the MSCI Emerging Markets
Index and the MSCI India Index returning 1.68% as of May 31, 2023. Supported by favorable demographics, a growing middle class, and better relations with the West, India is quickly taking China’s role as the driving force for emerging market growth. Sticking to its course, seeking well managed companies with strong returns on capital and secular growth trends in countries with clear rule of law served the Fund well in 2023.

Schedule of Investments
As of May 31, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
24
May 31, 2023
Annual Report
Continued on next page.
Common Stock - 86.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 210,000 $ 2,365,795 $ 2,422,089 Saudi Arabia 2.9%
Telekomunikasi Indonesia ADR 80,000 1,740,582 2,178,400 Indonesia 2.6%
4,106,377 4,600,489 5.5%
Consumer Discretionary
Apparel, Footwear & Accessory Design
VF 26,000 1,352,339 447,720 United States 0.5%
Automobiles
Ford Otomotiv Sanayi 87,000 1,216,294 2,408,193 Turkey 2.9%
Home Products Stores
Wilcon Depot 3,000,000 1,113,120 1,517,133 Philippines 1.8%
3,681,753 4,373,046 5.2%
Consumer Staples
Food & Drug Stores
Clicks Group 140,000 1,552,671 1,659,249 South Africa 2.0%
Household Products
Colgate-Palmolive 24,000 1,542,801 1,785,120 United States 2.1%
Dabur India 300,000 1,962,062 2,011,931 India 2.4%
Kimberly-Clark de Mexico, Class A 1,100,000 1,948,896 2,248,007 Mexico 2.7%
LG Household & Health Care 3,500 2,747,599 1,387,911 South Korea 1.6%
Unicharm 64,000 2,404,162 2,423,816 Japan 2.9%
Unilever ADR 45,000 2,218,275 2,247,300 United Kingdom 2.7%
12,823,795 12,104,085 14.4%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,950,377 Indonesia 2.3%
15,844,474 15,713,711 18.7%
Financials
Islamic Banking
BIMB Holdings 1,476,100 1,168,041 591,861 Malaysia 0.7%
Islamic Insurance Carriers
Syarikat Takaful Malaysia Keluarga 499,981 502,967 366,020 Malaysia 0.4%
Real Estate Owners & Developers
SM Prime Holdings 2,800,000 1,564,842 1,629,609 Philippines 2.0%
3,235,850 2,587,490 3.1%
Health Care
Generic Pharma
Hikma Pharmaceuticals 100,000 2,905,198 2,226,990 Jordan 2.7%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 2,500,000 1,649,593 2,026,802 Thailand 2.4%
IHH Healthcare 1,400,000 1,852,102 1,750,070 Malaysia 2.1%
KPJ Healthcare 3,600,992 847,689 920,446 Malaysia 1.1%
4,349,384 4,697,318 5.6%
Health Care Services
Fleury 475,000 2,353,504 1,455,906 Brazil 1.7%
9,608,086 8,380,214 10.0%

Schedule of Investments
As of May 31, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
25
Continued on next page.
Common Stock - 86.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials
Rubber & Plastic
Hartalega Holdings 1,500,000 $ 2,013,432 $ 745,920 Malaysia 0.9%
Waste Management
Sunny Friend Environmental Technology 220,000 1,756,101 1,115,868 Taiwan 1.3%
3,769,533 1,861,788 2.2%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 28,000 2,217,648 1,796,760 Chile 2.1%
Base Metals
Southern Copper 31,000 1,553,631 2,069,870 Peru 2.5%
Cement & Aggregates
UltraTech Cement 20,000 1,726,930 1,899,284 India 2.3%
Precious Metal Mining
Barrick Gold 116,740 2,550,096 1,970,571 Canada 2.3%
Steel Raw Material Suppliers
Rio Tinto ADR 34,000 2,587,893 2,007,700 China
2
2.4%
10,636,198 9,744,185 11.6%
Technology
Communications Equipment
Samsung Electronics 50,000 2,409,195 2,682,523 South Korea 3.2%
Sercomm 600,000 1,568,864 1,859,671 Taiwan 2.2%
3,978,059 4,542,194 5.4%
Computer Hardware & Storage
Advantech 182,685 1,579,837 2,414,562 Taiwan 2.9%
Electronics Components
Delta Electronics 240,000 1,678,035 2,464,551 China
2
2.9%
KCE Electronics NVDR 1,300,000 2,514,547 1,455,169 Thailand 1.7%
Samsung SDI 4,400 2,048,566 2,376,879 South Korea 2.8%
6,241,148 6,296,599 7.4%
EMS/ODM
Jabil 12,000 953,041 1,074,240 United States 1.3%
IT Services
Infosys ADR 120,000 2,502,504 1,915,200 India 2.3%
Semiconductor Devices
NVIDIA 8,500 1,777,820 3,215,890 United States 3.8%
Qualcomm 19,000 2,274,523 2,154,790 China
2
2.6%
4,052,343 5,370,680 6.4%
Semiconductor Manufacturing
ASML Holding NY 2,300 1,456,171 1,662,739 Netherlands 2.0%
Taiwan Semiconductor ADR 21,000 843,194 2,070,390 Taiwan 2.4%
2,299,365 3,733,129 4.4%
21,606,297 25,346,604 30.1%
Total investments $72,488,568 $72,607,527 86.4%
Other assets (net of liabilities) 11,449,363 13.6%
Total net assets $84,056,890 100.0%
1
Country of domicile unless otherwise indicated

Schedule of Investments
As of May 31, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
26
May 31, 2023
Annual Report
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
27
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $72,488,568) $ 72,607,527
Cash 11,379,825
Dividends receivable 104,365
Receivable for Fund shares sold 53,541
Prepaid expenses 11,655
Total assets 84,156,913
Liabilities
Accrued advisory fees 56,725
Accrued audit expenses 21,505
Accrued retirement plan custody fee 8,416
Accrued 12b-1 distribution fees 6,194
Payable for Fund shares redeemed 3,387
Accrued Chief Compliance Officer expenses 1,193
Accrued legal expenses 801
Accrued trustee expenses 292
Accrued other operating expenses 1,510
Total liabilities 100,023
Net assets $84,056,890
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $83,516,144
Total distributable earnings 540,746
Net assets applicable to Fund shares outstanding $84,056,890
Net asset value per Investor Shares AMDWX
Net assets, at value $29,445,701
Shares outstanding 2,517,204
Net asset value, offering and redemption price per
share $11.70
Net asset value per Institutional Shares AMIDX
Net assets, at value $54,611,189
Shares outstanding 4,652,857
Net asset value, offering and redemption price per
share $11.74
Year ended May 31, 2023
Investment income
Dividend Income (Net of foreign tax of $190,782) $ 1,607,954
Miscellaneous income 274
Total investment income 1,608,228
Expenses
Investment adviser fees 572,079
12b-1 distribution fees 59,778
Custodian fees 50,114
Filing and registration fees 36,247
Audit fees 20,103
Retirement plan custodial fees 19,027
325
Investor Shares 36
350
Institutional Shares 18,991
Trustee fees 967
Chief Compliance Officer expenses 99
Legal fees 99
Other operating expenses 10,804
Total gross expenses 769,317
Less custodian fee credits (49,107)
Net expenses 720,210
Net investment income $888,018
Net realized gain from investments and foreign
currency $476,070
Net decrease in unrealized appreciation on
investments and foreign currency (1,261,229)
Net loss on investments (785,159)
Net increase in net assets resulting from operations $102,859

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Annual Report
Statements of Changes in Net Assets
Year ended May 31, 2023 Year ended May 31, 2022
Increase in net assets from operations
From operations
Net investment income $888,018 $1,237,099
Net realized gain on investments and foreign currency 476,070 7,693,254
Net decrease in unrealized appreciation on investments and foreign currency (1,261,229) (18,312,459)
Net increase (decrease) in net assets 102,859 (9,382,106)
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares (235,598) (283,941)
350
Net dividend and distribution to shareholders - Institutional Shares (568,673) (735,354)
Total distributions (804,271) (1,019,295)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 12,067,697 9,575,173
350
Institutional Shares 17,042,275 21,983,609
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares 234,338 282,410
350
Institutional Shares 567,391 733,732
Cost of shares redeemed
325
Investor Shares (5,818,968) (5,824,543)
350
Institutional Shares (9,172,089) (11,305,135)
Total capital shares transactions 14,920,644 15,445,246
Total increase in net assets 14,219,232 5,043,845
Net assets
Beginning of year 69,837,658 64,793,813
End of year $84,056,890 $69,837,658
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 1,051,929 724,874
Number of shares issued in reinvestment of dividends and distributions 21,073 21,170
Number of shares redeemed (506,651) (441,889)
Net increase in number of shares outstanding 566,351 304,155
Institutional Shares (AMIDX)
Number of shares sold 1,477,329 1,652,790
Number of shares issued in reinvestment of dividends and distributions 50,887 54,838
Number of shares redeemed (802,107) (849,481)
Net increase in number of shares outstanding 726,109 858,147
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
29
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $11.85 $13.70 $9.67 $9.33 $10.05
Income from investment operations
Net investment income
A
0.13 0.21 0.05 0.04 0.03
Net gains (losses) on securities (both realized and unrealized) (0.17) (1.90) 3.98 0.34 (0.70)
Total from investment operations (0.04) (1.69) 4.03 0.38 (0.67)
Less distributions
Dividends (from net investment income) (0.08) (0.16) – (0.04) (0.05)
Distributions (from capital gains) (0.03) – – – –
Total distributions (0.11) (0.16) – (0.04) (0.05)
Net asset value at end of year $11.70 $11.85 $13.70 $9.67 $9.33
Total Return (0.25)% (12.47)% 41.68% 4.02% (6.70)%
Ratios / supplemental data
Net assets ($000), end of year $29,446 $23,123 $22,553 $13,253 $15,026
Ratio of expenses to average net assets
Before custodian fee credits 1.22% 1.21% 1.20% 1.34% 1.36%
After  custodian fee credits 1.15% 1.14% 1.14% 1.29% 1.31%
Ratio of net investment income after custodian fee credits to average net assets 1.11% 1.59% 0.44% 0.38% 0.35%
Portfolio turnover rate 6% 30% 3% 9% 9%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A
Net asset value at beginning of year $11.90 $13.77 $9.70 $9.36 $10.08
Income from investment operations
Net investment income
A
0.15 0.24 0.08 0.04 0.05
Net gains (losses) on securities (both realized and unrealized) (0.17) (1.90) 3.99 0.36 (0.72)
Total from investment operations (0.02) (1.66) 4.07 0.40 (0.67)
Less distributions
Dividends (from net investment income) (0.11) (0.21) – (0.06) (0.05)
Distributions (from capital gains) (0.03) – – – –
Total distributions (0.14) (0.21) – (0.06) (0.05)
Net asset value at end of year $11.74 $11.90 $13.77 $9.70 $9.36
Total Return (0.12)% (12.24)% 41.96% 4.20% (6.58)%
Ratios / supplemental data
Net assets ($000), end of year $54,611 $46,715 $42,241 $18,959 $15,127
Ratio of expenses to average net assets
Before custodian fee credits 1.01% 0.99% 0.97% 1.21% 1.19%
After  custodian fee credits 0.94% 0.92% 0.91% 1.16% 1.14%
Ratio of net investment income after custodian fee credits to average net assets 1.31% 1.80% 0.65% 0.43% 0.54%
Portfolio turnover rate 6% 30% 3% 9% 9%
A
Calculated using average shares outstanding

Amana Participation Fund:
Performance Summary
(unaudited)
30
May 31, 2023
Annual Report
Average Annual Returns (as of May 31, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Institutional Shares of the Fund on September 28, 2015, to an identical amount invested in the FTSE IdealRatings Sukuk Index, a measurement of global
Islamic fixed-income securities, also known as sukuk. The graph shows that an investment in Institutional Shares of the Fund would have risen to $11,462 versus $12,479 in the Index. Institutional Shares are used in this chart because they represent the larger share class in terms of assets. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
1
Investor Shares ( AMAPX )
2
-0.26% 1.82% n/a 0.80%
Institutional Shares ( AMIPX )
3
0.09% 2.09% n/a 0.56%
FTSE IdealRatings Sukuk Index 0.97% 3.13% n/a n/a
1
Expense ratios shown in this table have been restated to reflect a reduction in the Advisory and Administrative Services fee, which became effective on
December 1, 2020. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent older fiscal periods.
2
Investor Shares of the Amana Participation Fund began operations September 28, 2015.
3
Institutional Shares of the Amana Participation Fund began operations September 28, 2015.
Investment Corporate of Dubai (5.000% due 02/1/2027) 4.5%
Dubai Islamic Bank (5.493% due 11/30/2027) 4.2%
Kuwait Financial Bank Tier 12 (3.600% due 06/30/2090) 4.0%
Riyad (3.174% due 02/25/2030) 3.9%
TNB Global Ventures Cap (3.244% due 10/19/2026) 3.9%
SA Global (2.694% due 06/17/2031) 3.8%
Saudi Telecom (3.890% due 05/13/2029) 3.7%
DP World Salaam (6.000% due 07/1/2070) 3.6%
Dubai Aerospace Enterprises DIFC (3.750% due
02/15/2026) 3.4%
EMAAR (3.700% due 07/6/2031) 3.4%

May 31, 2023
Annual Report

Discussion of Fund Performance
(unaudited)
Amana Participation Fund
Fiscal Year 2023
For the fiscal year ended May 31, 2023 , the Investor Shares of the Amana Participation Fund returned -0.26% and the Institutional Shares returned 0.09%. The Fund’s benchmark, the FTSE IdealRatings Sukuk Index returned 0.97%. The Fund’s underperformance can be attributed to factors including the differences in the Fund’s composition relative to the benchmark, and active management employing a defensive posture.
At fiscal year-end, the portfolio held 35 issues and reported an option-adjusted duration of 4.94 years, an increase from the previous year when it was 2.69 years. The rationale for the increase in the Fund’s duration profile reflects a strategic allocation to diversify the Fund’s exposure among intermediate and longer maturities to lock in higher profit rates, while emphasizing the ownership of high-quality issuers with investment grade credit ratings. The Fund retained 6.5% of its total assets in cash, a decrease from fiscal year-end 2022 when the cash allocation was 17.5%. The rationale for the higher cash balance in 2022 was to reallocate among short duration murabaha and sukuk to strategically reduce the Fund’s sensitivity to raising interest rates in response to the Federal Reserve raising its benchmark rates. These actions helped reduce the Fund’s volatility.
We are pleased to report that as of fiscal year ended May 31, 2023, the Amana Participation Fund grew to over $218.8 million in assets under management, reflecting a 3.3% year-over-year increase.

Consolidated Schedule of Investments
As of May 31, 2023
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
32
May 31, 2023
Annual Report
Continued on next page.
Corporate Sukuk - 68.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Saudi Telecom
2
3.890% due 05/13/2029 $ 8,450,000 $ 8,167,517 Saudi Arabia 3.7%
Consumer Discretionary
Almarai
2
4.311% due 03/05/2024 2,580,000 2,539,185 Saudi Arabia 1.2%
Energy
SA Global
2
2.694% due 06/17/2031 9,600,000 8,396,353 Saudi Arabia 3.8%
Financials
Investment Corporate of Dubai
2
5.000% due 02/01/2027 9,850,000 9,888,340 United Arab Emirates 4.5%
Dubai Islamic Bank
2
5.493% due 11/30/2027 9,000,000 9,278,540 United Arab Emirates 4.2%
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 9,500,000 8,719,100 Kuwait 4.0%
Riyad
2
3.174% due 02/25/2030 9,030,000 8,567,574 Saudi Arabia 3.9%
EMAAR
2
3.700% due 07/06/2031 8,000,000 7,347,169 United Arab Emirates 3.4%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,570,030 United Arab Emirates 2.5%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,086,708 Saudi Arabia 2.3%
TNB Global Ventures
2
4.851% due 11/01/2028 5,000,000 5,005,929 Malaysia 2.3%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,796,250 United Arab Emirates 2.2%
Aldar
2
3.875% due 10/22/2029 5,000,000 4,716,582 United Arab Emirates 2.2%
Majid Al Futtaim
2
4.500% due 11/03/2025 4,600,000 4,530,297 United Arab Emirates 2.1%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,226,425 Cayman Islands 1.9%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,547,628 Saudi Arabia 1.2%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 2,000,000 1,992,144 United Arab Emirates 0.9%
82,272,716 37.6%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,734,745 United Arab Emirates 3.6%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,751,243 United Arab Emirates 1.7%
11,485,988 5.3%
Technology
Axiata SPV2
2
2.163% due 08/19/2030 7,000,000 5,935,267 Malaysia 2.7%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,255,613 Malaysia 2.0%
10,190,880 4.7%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 9,140,000 8,518,474 Malaysia 3.9%
Tabreed
2
5.500% due 10/31/2025 6,950,000 7,016,394 United Arab Emirates 3.2%
Saudi Electricity Global
2
5.060% due 04/08/2043 7,000,000 6,689,158 Saudi Arabia 3.0%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,345,722 Saudi Arabia 1.1%
Saudi Electricity Global
2
5.684% due 04/11/2053 2,000,000 1,977,362 Saudi Arabia 0.9%
26,547,110 12.1%
Total Corporate Sukuk (Cost $ 156,457,000) $149,599,749 68.4%
Government Sukuk - 22.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,397,395 United Arab Emirates 3.4%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 7,500,000 7,276,500 Saudi Arabia 3.3%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 7,500,000 7,101,836 Malaysia 3.2%
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 6,185,000 6,160,883 Indonesia 2.8%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 7,780,000 5,896,963 Indonesia 2.7%
Department of Finance Dubai
2
5.000% due 04/30/2029 5,400,000 5,575,932 United Arab Emirates 2.6%

Consolidated Schedule of Investments
As of May 31, 2023
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
33
Government Sukuk - 22.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk (continued)
Ras Al Khaimah
2
3.094% due 03/31/2025 $ 3,950,000 $ 3,810,901 United Arab Emirates 1.7%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,500,000 3,448,025 Saudi Arabia 1.6%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 3,030,895 Indonesia 1.4%
Total Government Sukuk (Cost $ 52,565,000) $49,699,330 22.7%
Bank Time Deposits - 0.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Arab Banking Corp, NY Branch 3.450% due 08/11/2023 2,000,000 2,000,000 United States 0.9%
Total Bank Time Deposits (Cost 2,000,000) $2,000,000 0.9%
Total investments (Cost $209,653,331) $201,299,079 92.0%
Other assets (net of liabilities) 17,411,550 8.0%
Total net assets $218,710,629 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2023, the aggregate value of these securities was $199,299,079 representing 91.1% of net assets.
3
Security is perpetual in nature with no stated maturity date.

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2023
Annual Report
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of May 31, 2023
Assets
Investments in securities, at value
(Cost $209,653,331) $ 201,299,079
Cash 15,745,237
Sukuk income receivable 1,995,318
Receivable for Fund shares sold 148,191
Prepaid expenses 32,122
Total assets 219,219,947
Liabilities
Payable for Fund shares redeemed 379,751
Accrued advisory fees 91,976
Distributions payable 10,011
Accrued audit expenses 9,303
Accrued retirement plan custody fee 6,099
Accrued 12b-1 distribution fees 5,637
Accrued legal expenses 1,433
Accrued Chief Compliance Officer expenses 704
Accrued trustee expenses 622
Accrued other operating expenses 3,782
Total liabilities 509,318
Net assets $218,710,629
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $231,293,992
Total distributable earnings (12,583,363)
Net assets applicable to Fund shares outstanding $218,710,629
Net asset value per Investor Shares AMAPX
Net assets, at value $26,650,303
Shares outstanding 2,763,644
Net asset value, offering and redemption price per
share $9.64
Net asset value per Institutional Shares AMIPX
Net assets, at value $192,060,326
Shares outstanding 19,847,401
Net asset value, offering and redemption price per
share $9.68
Year ended May 31, 2023
Investment income
Sukuk income $ 6,105,702
Miscellaneous income 4,378
Total investment income 6,110,080
Expenses
Investment adviser fees 1,061,544
12b-1 distribution fees 63,507
Custodian fees 45,730
Filing and registration fees 40,459
Retirement plan custodial fees 14,085
425
Investor Shares 63
450
Institutional Shares 14,022
Audit fees 7,058
Chief Compliance Officer expenses 4,472
Legal fees 4,257
Trustee fees 1,742
Other operating expenses 87
Total gross expenses 1,242,941
Less custodian fee credits (45,730)
Net expenses 1,197,211
Net investment income $4,912,869
Net realized loss from investments $(3,707,804)
Net decrease in unrealized depreciation on
investments (1,442,394)
Net loss on investments (5,150,198)
Net decrease in net assets resulting from
operations $(237,329)

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2023
Annual Report
35
Consolidated Statements of Changes in Net Assets
Year ended May 31, 2023 Year ended May 31, 2022
Increase in net assets from operations
From operations
Net investment income $4,912,869 $4,039,827
Net realized loss on investments (3,707,804) (729,144)
Net decrease in unrealized depreciation on investments (1,442,394) (11,554,928)
Net decrease in net assets (237,329) (8,244,245)
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (514,276) (403,616)
450
Net dividend and distribution to shareholders - Institutional Shares (4,214,746) (3,416,755)
Total distributions (4,729,022) (3,820,371)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 7,014,297 12,131,609
450
Institutional Shares 55,676,244 110,517,839
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 507,146 396,693
450
Institutional Shares 4,185,801 3,373,456
Cost of shares redeemed
425
Investor Shares (5,039,991) (8,787,913)
450
Institutional Shares (50,420,675) (59,591,919)
Total capital shares transactions 11,922,822 58,039,765
Total increase in net assets 6,956,471 45,975,149
Net assets
Beginning of year 211,754,158 165,779,009
End of year $218,710,629 $211,754,158
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 721,333 1,177,129
Number of shares issued in reinvestment of dividends and distributions 52,351 38,997
Number of shares redeemed (517,383) (856,814)
Net increase in number of shares outstanding 256,301 359,312
Institutional Shares (AMIPX)
Number of shares sold 5,696,416 10,670,740
Number of shares issued in reinvestment of dividends and distributions 430,341 330,547
Number of shares redeemed (5,182,413) (5,816,685)
Net increase in number of shares outstanding 944,344 5,184,602
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
36
May 31, 2023
Annual Report
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2023
A
2022
A
2021
A
2020 2019
A A A A A A
Net asset value at beginning of period $9.86 $10.42 $10.12 $9.97 $9.76
Income from investment operations
Net investment income
B
0.21 0.18 0.19 0.24 0.24
Net gains (losses) on securities (both realized and unrealized) (0.24) (0.57) 0.30 0.14 0.21
Total from investment operations (0.03) (0.39) 0.49 0.38 0.45
Less distributions
Dividends (from net investment income) (0.19) (0.17) (0.19) (0.23) (0.24)
Total distributions (0.19) (0.17) (0.19) (0.23) (0.24)
Net asset value at end of period $9.64 $9.86 $10.42 $10.12 $9.97
Total Return (0.26)% (3.83)% 4.90% 3.88% 4.70%
Ratios / supplemental data
Net assets ($000), end of year $26,650 $24,722 $22,375 $16,531 $20,612
Ratio of expenses to average net assets
Before  custodian fee credits 0.80% 0.80% 0.82% 0.88% 0.88%
After custodian fee credits 0.78% 0.78% 0.80% 0.86% 0.87%
Ratio of net investment income after custodian fee credits to average net assets 2.11% 1.71% 1.86% 2.34% 2.46%
Portfolio turnover rate 48% 15% 19% 34% 22%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2023
A
2022
A
2021
A
2020 2019
A A A A A A
Net asset value at beginning of period $9.89 $10.45 $10.16 $10.00 $9.79
Income from investment operations
Net investment income
B
0.23 0.20 0.22 0.26 0.27
Net gains (losses) on securities (both realized and unrealized) (0.22) (0.57) 0.29 0.16 0.21
Total from investment operations 0.01 (0.37) 0.51 0.42 0.48
Less distributions
Dividends (from net investment income) (0.22) (0.19) (0.22) (0.26) (0.27)
Total distributions (0.22) (0.19) (0.22) (0.26) (0.27)
Net asset value at end of period $9.68 $9.89 $10.45 $10.16 $10.00
Total Return 0.09% (3.58)% 5.04% 4.23% 4.93%
Ratios / supplemental data
Net assets ($000), end of year $192,060 $187,032 $143,404 $100,023 $55,716
Ratio of expenses to average net assets
Before  custodian fee credits 0.56% 0.56% 0.58% 0.63% 0.64%
After custodian fee credits 0.53% 0.54% 0.56% 0.61% 0.63%
Ratio of net investment income after custodian fee credits to average net assets 2.34% 1.97% 2.10% 2.53% 2.70%
Portfolio turnover rate 48% 15% 19% 34% 22%
A
Consolidated
B
Calculated using average shares outstanding

(Consolidated with respect to the Amana Participation Fund)
Notes To Financial Statements
May 31, 2023
Annual Report
37
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 2 ).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation

Notes To Financial Statements
(continued)

May 31, 2023
Annual Report
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’
shares are not priced or traded on days the New York Stock
Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $56,891,260 $– $– $56,891,260
Consumer Staples $152,079,412 $– $– $152,079,412
Health Care $398,571,100 $– $– $398,571,100
Industrials $362,599,920 $– $– $362,599,920
Materials $148,667,610 $– $– $148,667,610
Technology $287,902,255 $29,641,823 $– $317,544,078
Total Common Stock $1,406,711,557 $29,641,823 $– $1,436,353,380
Total Assets $1,406,711,557 $29,641,823 $– $1,436,353,380
Growth Fund
Common Stock
1
$3,553,158,220 $– $– $3,553,158,220
Total Assets $3,553,158,220 $– $– $3,553,158,220
Developing World Fund
Common Stock
Communications $2,178,400 $2,422,089 $– $4,600,489
Consumer Discretionary $447,720 $3,925,326 $– $4,373,046
Consumer Staples $4,032,420 $11,681,291 $– $15,713,711
Financials $– $2,587,490 $– $2,587,490
Health Care $– $8,380,214 $– $8,380,214
Industrials $– $1,861,788 $– $1,861,788
Materials $7,844,901 $1,899,284 $– $9,744,185
Technology $12,093,249 $13,253,355 $– $25,346,604
Total Common Stock $26,596,690 $46,010,837 $– $72,607,527
Total Assets $26,596,690 $46,010,837 $– $72,607,527
Participation Fund
Bank Time Deposits
1
$– $2,000,000 $– $2,000,000
Corporate Sukuk
1
$– $149,599,749 $– $149,599,749
Government Sukuk
1
$– $49,699,330 $– $49,699,330
Total Assets $– $201,299,079 $– $201,299,079
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Annual Report
39
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The table on page 38 is a summary of the inputs used as of May 31,
2023 , in valuing the Funds’ investments carried at fair value.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds'
in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the year ended May 31, 2023 , only the
Growth Fund participated in ReFlow. Fees associated with ReFlow are disclosed in the Statements of Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2023 , and have no effect on net assets or NAV per share.
The Income, Developing World and Participation Funds had no
reclassification of capital accounts.
Growth Fund
Distributable earnings
$(19,090,563)
Paid-in Capital
$19,090,563
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2023
Annual Report
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes, however the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Note 3 – Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal year ended May 31, 2023 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets
Inception Date
of SPV
SPV Net Assets
at May 31, 2023
% of Fund Net
Assets at May
31, 2023
Amana SPV January 21, 2019 $38,321,758 17.5%
Adviser Fees
100
Income Fund $11,376,612
200
Growth Fund $21,129,372
300
Developing World Fund $572,079
400
Participation Fund $1,061,544
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2023
Annual Report
41
applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal year ended May 31, 2023 , the Funds paid the following distribution fees to SBS:
For the fiscal year ended May 31, 2023 , Saturna Capital spent an additional $4,439,643 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended May
31, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital Corporation and Saturna Trust Company. He is not compensated by the Trust.
For the fiscal year ended May 31, 2023 , the Funds paid trustee compensation expenses of $75,250, which is included in the $76,330 of total expenses incurred for the Independent Trustees.
On May 31, 2023 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended May 31, 2023 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 4 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
May 31, 2023 and May 31, 2022 , were as follows:
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $1,817,671
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $4,225,979
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $59,778
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $63,507
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $63
150
Income Fund Institutional Shares (AMINX) $59,795
225
Growth Fund Investor Shares (AMAGX) $112
250
Growth Fund Institutional Shares (AMIGX) $89,707
325
Developing World Fund Investor Shares (AMDWX) $36
350
Developing World Fund Institutional Shares (AMIDX) $18,991
425
Participation Fund Investor Shares (AMAPX) $63
450
Participation Fund Institutional Shares (AMIPX) $14,022
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.03%
150
Income Fund Institutional Shares (AMINX) 1.66%
225
Growth Fund Investor Shares (AMAGX) 0.02%
250
Growth Fund Institutional Shares (AMIGX) 0.82%
325
Developing World Fund Investor Shares (AMDWX) 0.79%
350
Developing World Fund Institutional Shares (AMIDX) 5.57%
425
Participation Fund Investor Shares (AMAPX) 0.04%
450
Participation Fund Institutional Shares (AMIPX) 3.32%
Chief Compliance Officer
100
Income Fund $27,172
200
Growth Fund $64,920
300
Developing World Fund $99
400
Participation Fund $4,472
Income Fund May 31, 2023 May 31, 2022
Ordinary Income $17,478,335 $16,773,114
Long-term capital gain
1
$103,369,621 $64,358,796
Growth Fund May 31, 2023 May 31, 2022
Ordinary Income
2
$9,413,427 $6,261,438
Long-term capital gain
1
$109,345,501 $17,070,219
Developing World Fund May 31, 2023 May 31, 2022
Ordinary Income
2
$638,577 $1,019,295
Long-term capital gain
1
$165,694 $–
Participation Fund May 31, 2023 May 31, 2022
Ordinary Income $4,729,022 $3,820,371
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
2
By Policy, the Growth and Developing World Funds seek to avoid paying income dividends.
Note 3 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

May 31, 2023
Annual Report
Note 5 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2023 , were as follows:
As of May 31, 2023 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2023 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 6 – Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal year ended May 31, 2023 , were as follows:
During the fiscal year ended May 31, 2023 , the Funds’ redemptions in-kind were as follows:
Note 7 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended May 31, 2023 , such reductions were as follows:
Note 8 – COVID-19 Pandemic
The COVID-19 pandemic has adversely impacted global commercial activity and contributed to significant volatility in global equity and debt markets. The pandemic disrupted supply chains and
economic activity. The duration of the pandemic’s effects remain uncertain and difficult to assess. The effects of the pandemic may adversely impact the Funds' performance and its ability to achieve its investment objective.
Note 9 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Income Fund Growth Fund
Cost of investments $503,221,240 $1,236,751,342
Gross tax unrealized appreciation $949,662,555 $2,333,391,435
Gross tax unrealized depreciation $(16,530,415) $(16,984,557)
Net tax unrealized appreciation $933,132,140 $2,316,406,878
Developing
World Fund
Participation
Fund
Cost of investments $72,488,568 $209,653,331
Gross tax unrealized appreciation $11,194,191 $36,728
Gross tax unrealized depreciation $(11,075,232) $(8,390,980)
Net tax unrealized appreciation
(depreciation) $118,959 $(8,354,252)
Income Fund
Undistributed ordinary income $263,796
Accumulated capital gains $28,415,809
Tax accumulated earnings $28,679,605
Unrealized Appreciation $933,132,140
Other unrealized accumulated losses $(130,780)
Total accumulated earnings $961,680,965
Growth Fund
Undistributed ordinary income $4,427,748
Accumulated capital gains $22,495,314
Tax accumulated earnings $26,923,062
Unrealized Appreciation $2,316,406,878
Total accumulated earnings $2,343,329,940
Developing World Fund
Undistributed ordinary income $384,940
Accumulated capital gains $36,834
Tax accumulated earnings $421,774
Unrealized Appreciation $118,959
Other unrealized gains $13
Total accumulated earnings $540,746
Participation Fund
Undistributed ordinary income $16,974
Accumulated capital and other losses $(4,246,085)
Tax accumulated earnings $(4,229,111)
Unrealized Depreciation $(8,354,252)
Total accumulated earnings $(12,583,363)
Participation
Fund
Short term loss carryforward $993,568
Long term loss carryforward $1,136,848
Total Capital loss carryforward $2,130,416
Post-October loss deferral
1
$2,115,669
Total accumulated losses $4,246,085
Purchases Sales
100
Income Fund $109,074,921 $143,559,902
200
Growth Fund $660,123,035 $193,089,026
300
Developing World Fund $21,036,704 $3,329,255
400
Participation Fund $122,707,768 $89,370,984
Purchases Sales
200
Growth Fund $– $22,283,391
Custodian Fee Credits
100
Income Fund $66,887
200
Growth Fund $134,294
300
Developing World Fund $49,107
400
Participation Fund $45,730

Report of Independent Registered Public Accounting Firm
May 31, 2023
Annual Report
43
To the Shareowners and Board of Trustees
Amana Mutual Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Amana Income Fund , the Amana
Growth Fund , the Amana Developing World Fund and the Amana Participation Fund (the “Funds”), each a series of Amana Mutual Funds Trust (the “Trust”), including the schedules of investments, as of May 31, 2023 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (consolidated for 2023, 2022 and 2021 with respect to the Amana Participation Fund )
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2023 , the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended (consolidated for 2023, 2022 and 2021 with respect to the Amana Participation Fund ), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
July 28, 2023
Tait, Weller & Baker LLP

Expenses
(unaudited)

May 31, 2023
Annual Report
All mutual funds have operating expenses. As an Amana Mutual
Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna
Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana
Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Amana Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of December 1, 2022, through May 31, 2023 ), multiplied by the average account value over the period, multiplied by 182/365 to reflect the semi-annual period.
Beginning Account Value
[June 1, 2022]
Ending Account Value
[May 31, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
100
Income Fund
125
Investor Shares ( AMANX ), Actual $1,000.00 $997.30 $5.06 1.02%
125
Hypothetical (5% return before expenses) $1,000.00 $1,019.87 $5.11 1.02%
150
Institutional Shares ( AMINX ), Actual $1,000.00 $998.60 $3.85 0.77%
150
Hypothetical (5% return before expenses) $1,000.00 $1,021.07 $3.90 0.77%
200
Growth Fund
225
Investor Shares ( AMAGX ), Actual $1,000.00 $1,038.20 $4.57 0.90%
225
Hypothetical (5% return before expenses) $1,000.00 $1,020.44 $4.53 0.90%
250
Institutional Shares ( AMIGX ), Actual $1,000.00 $1,039.50 $3.33 0.66%
250
Hypothetical (5% return before expenses) $1,000.00 $1,021.66 $3.31 0.66%
300
Developing World Fund
325
Investor Shares ( AMDWX ), Actual $1,000.00 $1,023.50 $5.64 1.12%
325
Hypothetical (5% return before expenses) $1,000.00 $1,019.35 $5.63 1.12%
350
Institutional Shares ( AMIDX ), Actual $1,000.00 $1,023.80 $4.60 0.91%
350
Hypothetical (5% return before expenses) $1,000.00 $1,020.39 $4.59 0.91%
400
Participation Fund
425
Investor Shares ( AMAPX ), Actual $1,000.00 $1,012.60 $3.91 0.78%
425
Hypothetical (5% return before expenses) $1,000.00 $1,024.93 $3.93 0.78%
450
Institutional Shares ( AMIPX ), Actual $1,000.00 $1,013.80 $2.70 0.54%
450
Hypothetical (5% return before expenses) $1,000.00 $1,024.93 $2.71 0.54%

(unaudited)
Trustees and Officers
May 31, 2023
Annual Report
45
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
INDEPENDENT TRUSTEES
M. Yaqub Mirza, PhD (76) 1300 N.
State Street Bellingham, WA 98225
Chairman (since 2014); Independent
Trustee (since 2009); Vice Chairman
(2009 to 2014); Independent Trustee
(1987 to 2003); Chairman (2000
to 2003); Executive Committee
(Chairman); Audit and Compliance
Committee
Four
CEO, Sterling Management
Group, Inc. (financial services)
None
Miles K. Davis, PhD (63) 1300 N.
State Street Bellingham, WA 98225
Independent Trustee (since 2008);
Executive Committee; Audit and
Compliance Committee;
Four
President, Linfield University
Former Dean and George Edward
Durell Chair of Management,
Harry F. Byrd, Jr. School of
Business, Shenandoah University
None
Ronald H. Fielding MA, MBA, PhD
(Hon.) (74) 1300 N. State Street
Bellingham, WA 98225
Independent Trustee1 (since 2012);
Audit and Compliance Committee
(Chairman, Financial Expert);
Thirteen
Director, ICI Mutual Insurance
Company
Saturna Investment Trust
Firas J. Barzinji (39) 1300 N. State
Street Bellingham, WA 98225
Independent Trustee (since 2022);
Four
General Counsel, Sterling
Management Group, Inc.
(financial services)
None
INTERESTED TRUSTEE
Nicholas F. Kaiser, MBA (77) 1300
N. State Street Bellingham, WA
98225
President, Trustee (since 1989);
Executive Committee; Governance,
Compensation and Nominations
Committee;
Four
Chairman, Saturna Capital
Corporation (the Trust’s
investment adviser);
Chairman, Saturna Trust Company
None

Trustees and Officers
(continued)
(unaudited)
46
May 31, 2023
Annual Report
Term of Office: Trustees serve for the lifetime of the Trust or until death, resignation, retirement, removal, or non re-election by the shareowners. Officers serve one-year terms subject to annual reappointment by the Trustees.
Amana’s Statement of Additional Information, available without charge by calling Saturna Capital Corporation at 1-800-728-8762, includes additional information about Trustees.
On May 31, 2023 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
Name (Age) and Address
Position(s) Held with Trust &
Number of Saturna Fund Portfolios
Overseen
Principal Occupation(s)
during past 5 years, including
Directorships
Other
Directorships held by
Trustee
OFFICERS WHO ARE NOT TRUSTEES
Jane K. Carten MBA (48) 1300 N.
State Street Bellingham, WA 98225
Vice President (since 2012); Nine President, Chief Executive Officer, and Director, Saturna Capital
Corporation;
President and Director, Saturna
Brokerage Services;
Vice President and Director,
Saturna Trust Company
Saturna Investment Trust
Christopher R. Fankhauser (51)
1300 N. State Street
Bellingham, WA 98225
Treasurer
~
1
(since 2002); N/A Chief Operations Officer and
Director, Saturna Capital
Corporation;
Vice President, Director and
Chief Operations Officer, Saturna
Brokerage Services;
Vice President and Director,
Saturna Trust Company
N/A
Michael E. Lewis (61) 1300 N. State
Street Bellingham, WA 98225
Chief Compliance Officer
~
1
(since
2012);
N/A
Chief Compliance Officer, Saturna
Capital, Saturna Trust Company,
and Affiliated Funds.
N/A
Jacob A. Stewart (42) 1300 N.
State Street Bellingham, WA 98225
Anti-Money Laundering Officer
~
1
(since 2015); N/A
Anti-Money Laundering Officer,
Saturna Capital Corporation,
Saturna Brokerage Services;
Chief Compliance Officer, Saturna
Brokerage Services
Bank Secrecy Act Officer, Saturna
Trust Company
N/A
Elliot S. Cohen (59)
1300 N. State Street
Bellingham, WA 98225
Secretary
(since 2022); N/A
Chief Legal Officer, Saturna
Capital Corporation;
Former Associate General
Counsel for Russell Investments
N/A
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.03%
150
Income Fund Institutional Shares (AMINX) 1.66%
225
Growth Fund Investor Shares (AMAGX) 0.02%
250
Growth Fund Institutional Shares (AMIGX) 0.82%
325
Developing World Fund Investor Shares (AMDWX) 0.79%
350
Developing World Fund Institutional Shares (AMIDX) 5.57%
425
Participation Fund Investor Shares (AMAPX) 0.04%
450
Participation Fund Institutional Shares (AMIPX) 3.32%

Trustees and Officers
(continued)
(unaudited)
May 31, 2023
Annual Report
47
For the fiscal period June 1, 2021 through November 30, 2021, the Independent Trustees were each paid by the Trust: (1) $8,000 annual retainer plus $1,000 per board meeting attended (in person or by phone), plus reimbursement of travel expenses; (2) $250 for committee meetings; and (3) $500 per quarter for serving as chairman of the board or any committee. Starting December 1,
2021 through the fiscal year ended May 31, 2023 , the Independent
Trustees were each paid by the Trust: (1) $10,000 annual retainer plus $1,000 per board meeting attended (in person or by phone), plus reimbursement of travel expenses; (2) $250 for each portfolio in the trust; (3) $250 for committee meetings; and (4) $500 per quarter for serving as chairman of the board or any committee. As of May
31, 2023 , all Trustees owned shares in one or more Amana Funds.
Mr. Kaiser is an Interested Trustee by reason of his position with the
Trust’s adviser (Saturna Capital Corporation). The Trust's officers are paid by Saturna Capital and not the Trust. As of May 31, 2023 , all
Saturna Capital employees listed above as officers owned shares in one or more of the Amana Funds, with Mr. Kaiser owning (directly or indirectly) over $24 million.
1
Holds the same position with Saturna Investment Trust.

May 31, 2023
Annual Report
Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-888-732-6262; (b) on the Funds’ website at www.
amanafunds.com; and (c) on the SEC’s website at www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds’
website at www.amanafunds.com; and (c) on the SEC’s website at
www.sec.gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you individual copies thirty days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-888-732-6262 or write to us at
Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you a single copy with subsequent report mailings.
Statement Regarding Liquidity Risk
Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity
Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareowners.
Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the
Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At a meeting of the Board held on December 12, 2022, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives.
Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information.We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the
Registrant’s website at https://www.saturna.com/code-ethics
.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Amana Mutual Funds Trust determined, at their quarterly meeting of June 12, 2003, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ron Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending May 31, 2023, and 2022 the aggregate audit fees billed for professional services rendered by the principal accountant were $87,000
and $87,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending May 31, 2023, and 2022.
(c) Tax Fees
For the fiscal years ending May 31, 2023,
and 2022, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $13,000 and $13,000 respectively.
Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending May 31, 2023, and 2022.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Amana Mutual Funds Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended May 31, 2023, and 2022 were:
	Fiscal Year Ended
	May 2023	May 2022
All other fees:	$20,000	$20,000

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended May 31, 2022, and 2021 were:
Fiscal Year Ended
	May 2023	May 2022
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item11. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits
Exhibits included with this filing:
(a)(1)
Code of Ethics.
(a)(2)
Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b)
Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
(c)
Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR.  Attached hereto as EX-99.30e-3Notice.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/Nicholas F. Kaiser
, President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

July 28, 2023
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/Nicholas F. Kaiser
, President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

July 28, 2023
Date

By:

/s/ Christopher R. Fankhauser,
Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

July 28, 2023
Date